Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Total recorded expenses	$ 1,044	$ 2,029	$ 3,751	$ 3,761	$ 2,276
Increase in Other reserves	1,044	2,029	3,751	3,079	2,159
Liabilities related to share based					1,148
Liabilities related to non share based				682	117
Share listing expense				125,438
Game operating cost
Share-based payments
Total recorded expenses	30	64	121	234	1,073
Selling and marketing expenses
Share-based payments
Total recorded expenses	61	129	242	467
General and administrative expenses
Share-based payments
Total recorded expenses	953	1,836	3,388	3,060	1,203
Class B complex vesting
Share-based payments
Total recorded expenses	256	398	702	216	$ 2,146
Employee stock option plan
Share-based payments
Total recorded expenses	$ 788	$ 1,631	$ 3,049	$ 2,615